FINANCIAL RISK MANAGEMENT - Credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	$ 62,343	$ 78,554
Cash and cash equivalents
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	45,407	56,285
Trade receivables
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	14,487	11,067
Tax receivables
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	420	6,166
Restricted cash
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	$ 2,029	$ 5,036